NATURE OF OPERATIONS AND GOING CONCERN	12 Months Ended
Dec. 31, 2022
Nature Of Operations And Going Concern
NATURE OF OPERATIONS AND GOING CONCERN

NOTE 1 – NATURE OF OPERATIONS AND GOING CONCERN

Operations

BYND Cannasoft Enterprises Inc. (the “Company” or “BYND Cannasoft”) is a Canadian company which was amalgamated under the Business Corporations Act (British Columbia) on March 29, 2021. The Company’s registered address is 2264 East 11th Avenue, Vancouver, BC, V5N 1Z6, Canada.

The Company currently operates only in Israel and through its subsidiaries (i) develops, markets and sells a proprietary client relationship management software known as “Benefit CRM” and its new Cannabis CRM platform, and (ii) manages the construction, licensing and operation of a cannabis farm and indoor cannabis growing facility

On March 29, 2021, the Company completed the business combination transactions with BYND – Beyond Solutions Ltd. (“BYND”) (note 4). As a result of the business combination transactions, BYND became a wholly owned subsidiary of the Company. This transaction is accounted for as a reverse asset acquisition of the Company by BYND (“RTO”) (note 4).

On September 22, 2022, the Company and the former shareholder of Zigi Carmel Initiatives and Investments Ltd. (“ZC”) entered into a share exchange agreement, whereby the Company would acquire 100% ownership interest in ZC from the former shareholder in exchange for 7,920,000 common shares of the Company. The share exchange agreement was executed and fully completed on September 22, 2022

Covid-19

On January 30, 2020, the World Health Organization declared the outbreak of the coronavirus disease (Covid-19) a “Public Health Emergency of International Concern.” On March 11, 2020, the World Health Organization characterized the outbreak as a “pandemic”. The significant outbreak of Covid-19 has resulted in a widespread health crisis that is adversely affecting the economies and financial markets worldwide, including the businesses which we operate. Furthermore, restrictions on travel and the limited ability to have meetings with personnel, vendors and services providers are expected to have an adverse effect on the Company’s businesses. The extent to which Covid-19 impacts the Company’s businesses will depend on future developments, which are highly uncertain and cannot be predicted, including new information which may emerge concerning the severity of Covid-19 and the actions to contain Covid-19 or treat its impact, among others. If the disruptions posed by Covid-19 or other matters of global concern continue for an extensive period of time, the Company’s operations may be materially adversely affected.

The Covid-19 pandemic, including the recent Omicron variant, has also caused, and is likely to continue to cause, severe economic, market and other disruptions worldwide. We cannot predict whether conditions in the global financial markets will continue to deteriorate as a result of the pandemic, or that access to capital and other sources of funding will not become constrained, which could adversely affect the availability and terms of any future financings the Company may wish to undertake.

Going concern

These financial statements have been prepared on the basis of accounting principles applicable to a going concern, which assumes that the Company will continue in operation for the foreseeable future and will be able to realize its assets and discharge its liabilities in the normal course of operations. To date, the Company has incurred losses and may incur further losses in the development of its business. During the year ended December 31, 2022, the Company incurred a net loss of $1,664,684 and had an accumulated deficit of $6,817,048 as at December 31, 2022. The Company’s ability to continue its operations and to realize assets at their carrying values is dependent upon its ability to raise financing and generate profits and positive cash flows from operations in order to cover its operating costs. From time to time, the Company generates working capital to fund its operations by raising additional capital through debt financing. However, there is no assurance it will be able to continue to do so in the future. These factors indicate the existence of a material uncertainty that may cast significant doubt about the Company’s ability to continue as a going concern.

BYND CANNASOFT ENTERPRISES INC.

Notes to the Consolidated Financial Statements

For the Years Ended for December 31, 2022 and 2021

(Expressed in Canadian dollars, unless otherwise noted)

NOTE 1 – NATURE OF OPERATIONS AND GOING CONCERN (continued)

These financial statements do not reflect the adjustments to the carrying values of assets and liabilities, the reported revenues and expenses, and the statement of financial position classifications used, that would be necessary if the Company were unable to realize its assets and settle its liabilities as a going concern in the normal course of operations. Such adjustments could be material.